Net loss per share attributable to common stockholders	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Net loss per share attributable to common stockholders [Abstract]
Net loss per share attributable to common stockholders

Note 18 Net loss per share attributable to common stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	For the three months ended March 31,
	2023	2022
Net loss attributable to common stockholders	(19,158,148)	(3,808,172)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	16,004,795	7,747,665
Net loss per share attributable to common stockholders, basic and diluted	(1.20)	(0.49)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share because including them would have had an anti-dilutive effect:

	For the three months ended March 31,
	2023	2022
Redeemable convertible preferred stock	—	33,083,858
Stock based compensation	—	2,173,404
Unvested restricted stock units	2,706,325	—
Warrants	15,584,965	741,353
Convertible debentures	2,553,653	—
Total	20,844,943	35,998,615

24    Net loss per share attributable to common stockholders

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders:

	Year ended December 31,
	2022	2021
Net loss attributable to common stockholders	(104,221,432)	(21,055,599)
Less: Accretion to preferred stock redemption value	—	(13,463,002)
	(104,221,432)	(34,518,601)
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	96,835.154	63,992.300
Net loss per share attributable to common stockholders, basic and diluted	(1,076.28)	(539.42)

The following outstanding shares of potentially dilutive securities were excluded from the computation of diluted net loss per share because including them would have had an anti-dilutive effect:

	As of December 31,
	2022	2021
Redeemable convertible preferred stock	307,298.151	307,298.151
Stock based compensation	—	20,187.576
Unvested restricted stock units	5,968.000	—
Warrants	14,961.265	6,886.027
Total	328,227.416	334,371.754